UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT       JUNE 30, 2011

VP Inflation Protection Fund

Table of Contents

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	25
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AIPTX	4.89%	6.61%	6.03%	4.96%	12/31/02
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	—	5.81%	7.74%	6.91%	6.13%	—
Class I	APTIX	5.00%	6.89%	6.29%	5.57%	5/7/04
(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.49%	0.74%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JUNE 30, 2011
Asset Allocation	% of net assets
U.S. Treasury Securities and Equivalents	55.0%
Sovereign Governments & Agencies	18.2%
Corporate Bonds	11.0%
U.S. Government Agency Securities	7.6%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.4%
Municipal Securities	0.1%
U.S. Government Agency Mortgage-Backed Securities	—*
Temporary Cash Investments	0.5%
Other Assets and Liabilities	1.4%
*	Category is less than 0.05% of total net assets.

Portfolio at a Glance
Average Duration (effective)	6.2 years
Weighted Average Life	9.3 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,050.00	$2.44	0.48%
Class II	$1,000	$1,048.90	$3.71	0.73%
Hypothetical
Class I	$1,000	$1,022.41	$2.41	0.48%
Class II	$1,000	$1,021.17	$3.66	0.73%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities and Equivalents — 55.0%
FIXED-RATE U.S. TREASURY SECURITIES — 54.7%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$28,874,472	$33,205,643
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	53,825,100	58,858,608
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	38,922,225	44,398,699
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	19,785,711	20,725,532
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	40,186,606	52,958,432
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	26,439,910	30,752,920
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	43,936,532	60,247,969
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	12,968,564	17,169,159
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	21,945,410	23,869,057
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	15,405,150	16,726,619
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	11,257,830	11,750,360
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	28,197,590	29,043,518
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	13,470,050	14,317,195
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	20,972,184	22,605,728
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	4,250,880	4,510,915
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	10,857,756	11,846,832
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	19,994,174	21,689,000
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	21,794,010	22,737,277
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	24,628,551	27,162,607
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	11,501,574	12,783,815
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	15,591,240	17,847,105
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	19,405,350	22,141,815
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	15,767,375	18,343,117
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	23,027,862	25,332,444
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	5,214,850	5,662,185
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	15,451,215	17,555,238
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	7,373,310	8,245,433
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	12,064,580	12,935,498
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	40,529,304	42,862,900
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)	28,532,664	29,622,697
		737,908,317
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS — 0.3%
AID (Israel), 5.50%, 5/1/15(1)(2)	5,000,000	4,700,170
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $684,695,745)		742,608,487

Principal Amount	Value
Sovereign Governments & Agencies — 18.2%
CANADA — 2.0%
Government of Canada, Inflation Linked, 4.25%, 12/1/26	CAD	17,069,125	$26,357,016
FRANCE — 2.6%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	21,942,954	34,798,980
GERMANY — 4.4%
German Federal Republic, Inflation Linked, 2.25%, 4/15/13	EUR	20,145,954	30,157,208
German Federal Republic, Inflation Linked, 1.75%, 4/15/20	EUR	19,384,032	30,238,084
			60,395,292
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		1,090,000	1,110,197
JAPAN — 2.0%
Government of Japan CPI Linked Bond, 1.10%, 12/10/16	JPY	2,085,300,000	26,777,552
UNITED KINGDOM — 7.1%
Government of United Kingdom Inflation Linked, 2.50%, 8/16/13	GBP	9,015,000	41,551,299
Government of United Kingdom Inflation Linked, 2.50%, 7/26/16	GBP	5,200,000	27,562,282
Government of United Kingdom Inflation Linked, 1.25%, 11/22/17	GBP	15,124,500	26,962,273
			96,075,854
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES(Cost $218,997,147)			245,514,891
Corporate Bonds — 11.0%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., 5.20%, 10/15/19(1)	500,000	518,257
Lockheed Martin Corp., 4.25%, 11/15/19(1)	2,000,000	2,054,592
		2,572,849
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	1,430,000	1,740,906
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	1,200,000	1,323,379
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	1,220,000	1,300,930
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)	1,150,000	1,252,453
		5,617,668
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	1,020,000	1,181,956
CAPITAL MARKETS — 1.0%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16(1)	2,000,000	2,019,408
Credit Suisse (New York), 5.50%, 5/1/14(1)	2,720,000	2,988,600
Credit Suisse (New York), 5.30%, 8/13/19(1)	1,370,000	1,459,750
Credit Suisse AG, 5.40%, 1/14/20(1)	360,000	364,852
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	1,610,000	1,875,082
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	660,000	682,301
Morgan Stanley, 4.20%, 11/20/14(1)	1,250,000	1,298,710
Morgan Stanley, 7.30%, 5/13/19(1)	1,360,000	1,543,775
Northern Trust Corp., 6.50%, 8/15/18	750,000	869,400
		13,101,878
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	1,180,000	1,173,469
COMMERCIAL BANKS — 1.2%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	9,500,000	12,982,738
National Australia Bank Ltd., 1.70%, 12/10/13(1)(3)	1,600,000	1,599,993

Principal Amount	Value
PNC Bank N.A., 6.00%, 12/7/17(1)	$500,000	$561,953
PNC Funding Corp., 3.625%, 2/8/15(1)	370,000	389,889
		15,534,573
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(1)	750,000	753,935
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	835,000	885,294
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., 6.50%, 8/1/16(1)	1,780,000	1,986,363
Bank of America Corp., 5.75%, 12/1/17(1)	510,000	542,678
Citigroup, Inc., 6.01%, 1/15/15(1)	1,480,000	1,629,378
Citigroup, Inc., 4.59%, 12/15/15(1)	2,000,000	2,104,402
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,790,000	1,895,567
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,430,000	1,585,023
General Electric Capital Corp., 4.375%, 9/16/20(1)	370,000	366,198
		10,109,609
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,121,760
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	846,537
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,342,604
British Telecommunications plc, 5.95%, 1/15/18(1)	1,000,000	1,105,446
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,347,000	2,587,812
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	935,827
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	350,000	377,579
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,736,077
Telecom Italia Capital SA, 6.175%, 6/18/14(1)	1,800,000	1,937,678
Verizon Communications, Inc., 6.10%, 4/15/18(1)	1,280,000	1,468,136
		13,459,456
ELECTRIC UTILITIES — 0.1%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	746,535
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,077,361
		1,823,896
FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,730,000	2,009,996
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	680,000	708,793
Wal-Mart Stores, Inc., 3.625%, 7/8/20(1)	1,000,000	983,914
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	1,720,000	1,638,324
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	1,300,000	1,346,116
		6,687,143
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 6.125%, 2/1/18(1)	900,000	1,036,302
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,626,591
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	500,000	520,335
		4,183,228
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc., 5.90%, 9/1/16(1)	1,000,000	1,172,732
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,121,498
St. Jude Medical, Inc., 2.50%, 1/15/16(1)	500,000	500,976
Stryker Corp., 3.00%, 1/15/15(1)	550,000	572,386
		4,367,592
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14(1)	870,000	980,100
Express Scripts, Inc., 3.125%, 5/15/16(1)	850,000	855,775
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,000,000	1,197,255
		3,033,130
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,061,641
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,219,544
		2,281,185

Principal Amount	Value
INSURANCE — 0.2%
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	$670,000	$729,201
MetLife, Inc., 6.75%, 6/1/16(1)	1,055,000	1,228,703
Prudential Financial, Inc., VRN, 4.68%, 7/1/11(1)	303,000	314,259
Prudential Financial, Inc., 2.75%, 1/14/13(1)	500,000	510,354
		2,782,517
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	1,450,000	1,354,362
IT SERVICES — 0.1%
International Business Machines Corp., 2.00%, 1/5/16(1)	2,000,000	1,989,500
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16(1)	2,000,000	2,060,822
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	797,877
MEDIA — 0.9%
Comcast Corp., 5.90%, 3/15/16(1)	1,150,000	1,309,841
Comcast Corp., 5.15%, 3/1/20(1)	1,300,000	1,401,271
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	620,000	678,953
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	1,150,000	1,202,111
NBCUniversal Media LLC, 5.15%, 4/30/20(1)(3)	750,000	792,827
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	1,170,000	1,159,229
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,248,440
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	522,764
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	779,571
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	1,973,270
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,192,227
		12,260,504
METALS & MINING — 0.3%
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	$210,000	$213,615
ArcelorMittal, 5.50%, 3/1/21(1)	1,550,000	1,554,262
Barrick Finance LLC, 4.40%, 5/30/21(3)	920,000	916,899
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,060,000	1,104,009
		3,788,785
MULTI-UTILITIES — 0.4%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	1,770,000	2,055,232
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,116,458
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,194,000	1,230,493
PG&E Corp., 5.75%, 4/1/14(1)	680,000	750,876
Sempra Energy, 6.50%, 6/1/16(1)	570,000	660,506
		5,813,565
OIL, GAS & CONSUMABLE FUELS — 1.3%
Apache Corp., 5.25%, 2/1/42(1)	1,200,000	1,186,580
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,315,184
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,340,042
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	750,000	786,680
Enterprise Products Operating LLC, 5.20%, 9/1/20(1)	700,000	738,968
EOG Resources, Inc., 2.50%, 2/1/16(1)	2,700,000	2,701,947
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	1,310,000	1,379,726
Nexen, Inc., 6.20%, 7/30/19(1)	735,000	826,544
Occidental Petroleum Corp., 2.50%, 2/1/16(1)	2,000,000	2,029,546
Shell International Finance BV, 4.30%, 9/22/19(1)	1,260,000	1,324,724
Talisman Energy, Inc., 7.75%, 6/1/19(1)	600,000	731,926
Valero Energy Corp., 4.50%, 2/1/15(1)	1,000,000	1,068,000
Williams Partners LP, 4.125%, 11/15/20(1)	550,000	528,587
		17,958,454

Principal Amount	Value
PAPER & FOREST PRODUCTS(4)
International Paper Co., 9.375%, 5/15/19(1)	$320,000	$409,028
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(1)	280,000	282,304
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,259,723
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	2,040,000	2,352,758
		3,894,785
REAL ESTATE INVESTMENT TRUSTS (REITs)(4)
HCP, Inc., 5.375%, 2/1/21	500,000	516,329
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	1,500,000	1,563,755
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,832,814
		3,396,569
SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21(1)	2,400,000	2,414,609
Lowe’s Cos., Inc., 2.125%, 4/15/16(1)	1,070,000	1,066,222
		3,480,831
WIRELESS TELECOMMUNICATION SERVICES(4)
America Movil SAB de CV, 5.00%, 3/30/20(1)	450,000	471,391
TOTAL CORPORATE BONDS(Cost $140,612,233)		147,742,180
U.S. Government Agency Securities — 7.6%
FAMCA, 6.71%, 7/28/14(1)	3,974,000	4,659,845
FHLB, 4.875%, 5/17/17(1)	1,030,000	1,178,319
FHLMC, 1.75%, 9/10/15	1,500,000	1,507,146
FHLMC, 2.50%, 5/27/16(1)	21,150,000	21,705,970
FHLMC, 5.00%, 2/16/17(1)	8,650,000	9,882,279
FHLMC, 4.875%, 6/13/18(1)	30,550,000	34,753,650
FNMA, 3.00%, 9/16/14(1)	8,100,000	8,603,188
FNMA, 1.625%, 10/26/15	850,000	846,859
FNMA, 5.00%, 2/13/17(1)	5,000,000	5,713,260
FNMA, 6.625%, 11/15/30(1)	11,235,000	14,223,072
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $101,533,229)		103,073,588
Commercial Mortgage-Backed Securities(5) — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	2,445,000	2,593,312
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	2,640,701	2,451,422
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(1)	1,250,000	1,256,485
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	2,230,000	2,257,652
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(1)	1,500,000	1,603,199
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(1)	4,600,000	4,977,721
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	2,050,000	2,161,184
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	6,050,000	6,451,667
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	4,100,000	4,325,453
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 7/11/11(1)	1,900,000	2,047,152
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	223,542	223,712
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,617,454

Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(1)	$2,000,000	$2,066,723
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(1)	2,200,000	2,290,373
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	5,187,421	5,085,334
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	2,200,000	2,289,573
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(1)	6,200,000	6,374,778
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $50,987,970)		51,073,194
Collateralized Mortgage Obligations(5) — 2.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,439,829	2,531,136
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,429,809	2,535,259
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	1,005,373	1,012,284
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,392,427	1,403,780
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	2,500,000	2,579,723
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	30,832	30,775
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	1,325,177	1,369,024
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,231,578	1,298,697
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(1)	208,158	207,771
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	2,920,310	3,049,820
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	2,651,041	2,771,498
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/11	1,911,750	1,923,735
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	2,518,723	2,662,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	1,794,803	1,860,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	2,907,705	3,066,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,972,267	2,054,514
		30,358,079
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	28,666	28,691
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	482,058	484,951
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	2,000,000	1,997,851
		2,511,493
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost $32,960,187)		32,869,572

Principal Amount	Value
Municipal Securities — 0.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	$700,000	$765,961
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	155,000	156,212
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	690,000	731,352
TOTAL MUNICIPAL SECURITIES(Cost $1,544,050)		1,653,525
U.S. Government Agency Mortgage-Backed Securities(4)(5)
GNMA, 6.00%, 6/20/17(1)	53,363	55,884
GNMA, 6.00%, 7/20/17(1)	53,856	56,882
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $110,918)		112,766

	Principal Amount/ Shares	Value
Temporary Cash Investments — 0.5%
BNP Paribas Finance, Inc., 0.01%, 7/1/11(6)	$6,500,000	$6,500,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	19,031	19,031
TOTAL TEMPORARY CASH INVESTMENTS(Cost $6,519,031)		6,519,031
TOTAL INVESTMENT SECURITIES — 98.6%(Cost $1,237,960,510)		1,331,167,234
OTHER ASSETS AND LIABILITIES — 1.4%		18,765,305
TOTAL NET ASSETS — 100.0%		$1,349,932,539

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
20,535,985	CAD for USD	UBS AG	7/29/11	$21,280,595	$256,883
2,500,000	CAD for USD	UBS AG	7/29/11	2,590,647	(22,857)
200,000	EUR for USD	UBS AG	7/29/11	289,838	(2,438)
1,000,000	EUR for USD	HSBC Bank plc	7/29/11	1,449,190	32,030
300,000	EUR for USD	HSBC Bank plc	7/29/11	434,757	(12,129)
35,049,091	EUR for USD	UBS AG	7/29/11	50,792,792	138,689
30,000,000	EUR for USD	Westpac Banking Corp.	7/29/11	43,475,700	140,100
20,000,000	GBP for USD	Deutsche Bank AG	7/29/11	32,089,400	1,014,800
20,000,000	GBP for USD	HSBC Bank plc	7/29/11	32,089,400	1,000,800
1,500,000	GBP for USD	HSBC Bank plc	7/29/11	2,406,705	70,500
850,000	GBP for USD	HSBC Bank plc	7/29/11	1,363,799	15,580
500,000	GBP for USD	HSBC Bank plc	7/29/11	802,235	15,810
17,110,968	GBP for USD	UBS AG	7/29/11	27,454,035	862,051
50,000,000	JPY for USD	HSBC Bank plc	7/29/11	621,153	(10,973)
31,368,300	JPY for USD	UBS AG	7/29/11	389,691	(5,049)
2,050,618,076	JPY for USD	Westpac Banking Corp.	7/29/11	25,474,974	(388,199)
				$243,004,911	$3,105,598

(Value on Settlement Date $246,110,509)

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$20,000,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	—	$(172,474)
35,000,000	Pay a fixed rate equal to 1.14 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires March 2012.	—	(717,655)
33,275,000	Pay a fixed rate equal to 0.16 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires July 2013.	—	(2,702,496)
20,000,000	Pay a fixed rate equal to 1.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires June 2014.	—	(1,035,930)
6,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	—	(24,861)
19,200,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2016.	—	284,640
20,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	—	(755,953)
5,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	—	45,991
40,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	—	(1,961,069)
55,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	—	23,782
5,000,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	—	75,779

Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
$30,100,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	—	$(621,520)
6,400,000	Pay a fixed rate equal to 1.44 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2041.	—	61,499
		—	$(7,500,267)

Notes to Schedule of Investments

AID = Agency for International Development
CAD = Canadian Dollar
CPI = Consumer Price Index
Equivalent = Security whose principal payments are secured by U.S. Treasuries
EUR = Euro
FAMCA = Federal Agricultural Mortgage Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
NCUA = National Credit Union Administration
NSA = Not Seasonally Adjusted
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $7,501,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,572,077, which represented 1.1% of total net assets.

(4)	Category is less than 0.05% of total net assets.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

  See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,237,960,510)	$1,331,167,234
Foreign currency holdings, at value (cost of $811,130)	816,767
Receivable for investments sold	15,515,841
Receivable for capital shares sold	820,044
Unrealized gain on forward foreign currency exchange contracts	3,547,243
Swap agreements, at value	491,691
Interest receivable	10,118,570
1,362,477,390

Liabilities
Payable for investments purchased	891,688
Payable for capital shares redeemed	2,444,922
Unrealized loss on forward foreign currency exchange contracts	441,645
Accrued management fees	522,262
Distribution fees payable	252,376
Swap agreements, at value	7,991,958
12,544,851

Net Assets	$1,349,932,539

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,270,623,242
Undistributed net investment income	2,017,100
Accumulated net realized loss	(11,538,549)
Net unrealized appreciation	88,830,746
$1,349,932,539

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$124,435,897	11,125,577	$11.18
Class II, $0.01 Par Value	$1,225,496,642	109,791,639	$11.16

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$36,349,464

Expenses:
Management fees	3,070,152
Distribution fees — Class II	1,487,743
Directors’ fees and expenses	40,730
4,598,625

Net investment income (loss)	31,750,839

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,424,148
Foreign currency transactions	(10,225,756)
(3,801,608)

Change in net unrealized appreciation (depreciation) on:
Investments	30,439,613
Swap agreements	6,360,626
Translation of assets and liabilities in foreign currencies	(953,719)
35,846,520

Net realized and unrealized gain (loss)	32,044,912

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,795,751

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$31,750,839	$30,019,692
Net realized gain (loss)	(3,801,608)	21,874,232
Change in net unrealized appreciation (depreciation)	35,846,520	6,443,392
Net increase (decrease) in net assets resulting from operations	63,795,751	58,337,316

Distributions to Shareholders
From net investment income:
Class I	(3,540,287)	(2,042,523)
Class II	(34,709,517)	(18,468,489)
From net realized gains:
Class I	(1,376,181)	—
Class II	(14,650,497)	—
Decrease in net assets from distributions	(54,276,482)	(20,511,012)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	54,956,320	87,388,949

Net increase (decrease) in net assets	64,475,589	125,215,253

Net Assets
Beginning of period	1,285,456,950	1,160,241,697
End of period	$1,349,932,539	$1,285,456,950

Undistributed net investment income	$2,017,100	$8,516,065

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities. The fund normally invests over 50% of its assets in inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them.

The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2011 was 0.47%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2011 totaled $247,831,705, of which $164,263,359 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 totaled $253,957,057, of which $171,371,901 represented U.S. Treasury and Government Agency obligations.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$1,239,383,698
Gross tax appreciation of investments	$93,579,929
Gross tax depreciation of investments	(1,796,393)
Net tax appreciation (depreciation) of investments	$91,783,536

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,407,897	$15,843,545	2,397,874	$26,443,231
Issued in reinvestment of distributions	444,742	4,916,468	185,736	2,042,523
Redeemed	(799,554)	(8,889,010)	(2,004,229)	(22,149,969)
	1,053,085	11,871,003	579,381	6,335,785
Class II/Shares Authorized	250,000,000		250,000,000
Sold	9,668,723	108,012,453	24,372,408	267,518,724
Issued in reinvestment of distributions	4,474,674	49,360,014	1,682,402	18,468,489
Redeemed	(10,216,324)	(114,287,150)	(18,830,887)	(204,934,049)
	3,927,073	43,085,317	7,223,923	81,053,164
Net increase (decrease)	4,980,158	$54,956,320	7,803,304	$87,388,949

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	—	$742,608,487	—
Sovereign Governments & Agencies	—	245,514,891	—
Corporate Bonds	—	147,742,180	—
U.S. Government Agency Securities	—	103,073,588	—
Commercial Mortgage-Backed Securities	—	51,073,194	—
Collateralized Mortgage Obligations	—	32,869,572	—
Municipal Securities	—	1,653,525	—
U.S. Government Agency Mortgage-Backed Securities	—	112,766	—
Temporary Cash Investments	$19,031	6,500,000	—
Total Value of Investment Securities	$19,031	$1,331,148,203	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,105,598	—
Swap Agreements	—	(7,500,267)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(4,394,669)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$3,547,243	Unrealized loss on forward foreign currency exchange contracts	$441,645
Other Contracts	Swap agreements	491,691	Swap agreements	7,991,958
		$4,038,934		$8,433,603

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(10,538,831)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(944,432)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	6,360,626
		$(10,538,831)		$5,416,194

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.11		$10.74	$9.91	$10.55	$10.09	$10.26
Income From Investment Operations
Net Investment Income (Loss)	0.29	(2)	0.30 (2)	0.26 (2)	0.49 (2)	0.49	0.34 (2)
Net Realized and Unrealized Gain (Loss)	0.26		0.27	0.77	(0.60)	0.46	(0.15)
Total From Investment Operations	0.55		0.57	1.03	(0.11)	0.95	0.19
Distributions
From Net Investment Income	(0.34)		(0.20)	(0.20)	(0.50)	(0.49)	(0.36)
From Net Realized Gains	(0.14)		—	—	—	—	—
From Return of Capital	—		—	—	(0.03)	—	—
Total Distributions	(0.48)		(0.20)	(0.20)	(0.53)	(0.49)	(0.36)
Net Asset Value, End of Period	$11.18		$11.11	$10.74	$9.91	$10.55	$10.09

Total Return(3)	5.00%		5.39%	10.43%	(1.26)%	9.66%	1.90%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48	%(4)	0.49%	0.49%	0.49%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.10	%(4)	2.70%	2.61%	4.62%	4.75%	3.37%
Portfolio Turnover Rate	19%		44%	43%	49%	109%	96%
Net Assets, End of Period (in thousands)	$124,436		$111,872	$101,956	$90,845	$55,277	$39,096

(1)	Six months ended June 30, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.09		$10.73	$9.91	$10.55	$10.08	$10.26
Income From Investment Operations
Net Investment Income (Loss)	0.27	(2)	0.27 (2)	0.25 (2)	0.45 (2)	0.46	0.32 (2)
Net Realized and Unrealized Gain (Loss)	0.26		0.27	0.75	(0.59)	0.47	(0.16)
Total From Investment Operations	0.53		0.54	1.00	(0.14)	0.93	0.16
Distributions
From Net Investment Income	(0.32)		(0.18)	(0.18)	(0.47)	(0.46)	(0.34)
From Net Realized Gains	(0.14)		—	—	—	—	—
From Return of Capital	—		—	—	(0.03)	—	—
Total Distributions	(0.46)		(0.18)	(0.18)	(0.50)	(0.46)	(0.34)
Net Asset Value, End of Period	$11.16		$11.09	$10.73	$9.91	$10.55	$10.08

Total Return(3)	4.89%		5.12%	10.22%	(1.59)%	9.49%	1.59%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73	%(4)	0.74%	0.74%	0.74%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.85	%(4)	2.45%	2.36%	4.37%	4.50%	3.12%
Portfolio Turnover Rate	19%		44%	43%	49%	109%	96%
Net Assets, End of Period (in thousands)	$1,225,497		$1,173,585	$1,058,286	$756,501	$551,066	$483,692

(1)	Six months ended June 30, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios II, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72448   1108

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2011